Taxes (Details)	12 Months Ended
Mar. 31, 2026 HKD ($)
Taxes [Line Items]
Corporate income tax rate, description	Hunan Huafu, Digital Information, Huaxia Muke,Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Sichuan Huafu, Guangzhou Huafu Gansu Huafu and Zhihui Xinyu were registered in the PRC and they were approved by local government as small-scaled minimal profit enterprises.
Increased income tax rate	5.00%
Offset operating income	5 years
Hong Kong [Member]
Taxes [Line Items]
Income tax rate	8.25%
Assessable profits (in Dollars)	$ 2,000,000
Assessable profits, percentage	16.50%
Assessable profits over (in Dollars)	$ 2,000,000
PRC [Member]
Taxes [Line Items]
Income tax rate	15.00%